Note 17 - Regulatory Matters	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
Note
17
- Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth below) of total, Tier
1,
and common equity Tier
1
capital (as defined in the regulations) to risk-weighted assets, and of Tier
1
capital to average assets.  Management believes, as of
December

31,
2016,
that the Bank meets all capital adequacy requirements to which it is subject.

In
July
of
2013
the respective U.S. federal banking agencies issued final rules implementing Basel III and the Dodd-Frank Act capital requirements to be fully-phased in on a global basis on
January
1,
2019.
The new regulations established a new tangible common equity capital requirement, increase the minimum requirement for the current Tier
1
risk-weighted asset ("RWA") ratio, phase out certain kinds of tangibles treated as capital and certain types of instruments and change the risk weightings of certain assets used to determine requirement capital ratios. Provisions of the Dodd-Frank Act generally require these capital rules to apply to bank holding companies and their subsidiaries. The new common equity Tier
1
capital component requires capital of the highest quality-predominantly composed of retained earnings and common stock instruments. For community banks, such as Quaint Oak Bank, a common equity Tier
1
capital ratio of
4.5%
became effective on
January
1,
2015.
The new capital rules also increased the current minimum of Tier
1
capital ratio from
4.0%
to
6.0%
beginning on
January
1,
2015.
In addition, in order to make capital distributions and pay discretionary bonuses to executive officers without restriction, an institution must also maintain greater than
2.5%
in common equity attributable to a capital conservation buffer to be phased in from
January
1,
2016
until
January
1,
2019.
The new rules also increase the risk weights for several categories of assets, including an increase from
100%
to
150%
for certain acquisition, development and construction loans and more than
90
-day past due exposures. The new capital rules maintain the general structure of the prompt corrective action rules, but incorporate the new common equity Tier
1
capital requirement and the increased Tier
1
RWA requirement into the prompt corrective action framework.

Bank holding companies are generally subject to statutory capital requirements, which were implemented by certain of the new capital regulations described above that became effective on
January
1,
2015.
However, the Small Banking Holding Company Policy Statement exempts certain small bank holding companies like the Company from those requirements provided that they meet certain conditions.

As of
December

31,
2016
the Bank was well capitalized under the regulatory framework for prompt corrective action.  There are no conditions or events since
December

31,
2016
that management believes have changed the Bank's category.   The Company's ratios do not differ significantly from the Bank's ratios presented below.

The Bank's actual capital amounts and ratios at
December

31,
2016
and
2015
and the minimum amounts and ratios required for capital adequacy purposes and to be well capitalized under the prompt corrective action provisions are as follows (dollars in thousands):

	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016:
Total capital (to risk-weighted assets)	$20,302	13.20%	> 12,307	> 8.00%	> 15,383	> 10.00%
Tier 1 capital (to risk-weighted assets)	18,670	12.14	> 9,230	> 6.00	> 12,307	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets	18,670	12.14	> 6,922	> 4.50	> 9,999	> 6.50
Tier 1 capital (to average assets)	18,670	8.94	> 8,356	> 4.00	> 10,445	> 5.00

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2015:
Total capital (to risk-weighted assets)	$18,953	15.76%	$	> 9,622	> 8.00%	$	> 12,027	> 10.00%
Tier 1 capital (to risk-weighted assets)	17,612	14.64		> 7,216	> 6.00		> 9,622	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets	17,612	14.64		> 5,412	> 4.50		> 7,818	> 6.50
Tier 1 capital (to average assets)	17,612	9.84		> 7,162	> 4.00		> 8,952	> 5.00

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act the Board of Governors of the Federal Reserve System as the primary regulator for the Company is authorized to extend leverage capital requirements and risk based capital requirements applicable to depository institutions and bank holding companies to thrift holding companies.  Legislation adopted in late
2014
generally exempts small savings and loan holding companies like Quaint Oak Bancorp from these capital requirements if certain conditions are met.

Banking regulations place certain restrictions on dividends paid by the Bank to the Company.  The Bank is subject to certain restrictions on the amount of dividends that it may
declare without prior regulatory approval.